Taxes - Income tax - Current tax by geographical area or by tax group (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of subsidiaries [line items]
Total current tax expense (income) and adjustments for current tax of prior periods	€ (1,168)	€ (750)	€ 1,245
Tax dispute for fiscal years 2005-2006			2,246
France tax group subsidiaries [member]
Disclosure of subsidiaries [line items]
Total current tax expense (income) and adjustments for current tax of prior periods	(417)	(129)	1,801
Tax dispute for fiscal years 2005-2006		2,246	2,246
Current tax	(417)	(129)	(444)
Africa & Middle-East subsidiaries [member]
Disclosure of subsidiaries [line items]
Total current tax expense (income) and adjustments for current tax of prior periods	(536)	(420)	(343)
Current tax	(536)	(420)	(343)
United Kingdom subsidiaries [member]
Disclosure of subsidiaries [line items]
Total current tax expense (income) and adjustments for current tax of prior periods	(75)	(76)	(75)
Current tax	(75)	(76)	(75)
Spain Subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total current tax expense (income) and adjustments for current tax of prior periods			(40)
Current tax	0	0	(40)
Other subsidiaries [Member]
Disclosure of subsidiaries [line items]
Total current tax expense (income) and adjustments for current tax of prior periods	(140)	(125)	(99)
Current tax	€ (140)	€ (125)	€ (99)